Subsequent events (Details) - Major business combination [member] - CK Hutchison Group Telecom Holdings Limited [Member] € in Billions, £ in Billions	May 05, 2026 EUR (€)	May 05, 2026 GBP (£)
Statements
Percentage of voting equity interests acquired	49.00%	49.00%
Cash transferred	€ 4.9	£ 4.3